Information about Subsidiaries (Details)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Panamerican Mall S.A.[Member]
Statement [Line Items]
Place of business	Argentina	Argentina
Main activity	Real estate	Real estate
% of ownership interest held	80.00%	80.00%
% of ownership interest held by non-controlling interests	20.00%	20.00%
Torodur S.A. [Member]
Statement [Line Items]
Place of business	Uruguay	Uruguay
Main activity	Investment	Investment
% of ownership interest held	100.00%	100.00%
Arcos del Gourmet S.A. [Member]
Statement [Line Items]
Place of business	Argentina	Argentina
Main activity	Real estate	Real estate
% of ownership interest held	90.00%	90.00%
% of ownership interest held by non-controlling interests	10.00%	10.00%
Shopping Neuquen S.A. [Member]
Statement [Line Items]
Place of business	Argentina	Argentina
Main activity	Real estate	Real estate
% of ownership interest held	99.95%	99.95%
% of ownership interest held by non-controlling interests	0.05%	0.05%
Entertainment Holdings S.A. [Member]
Statement [Line Items]
Place of business	Argentina	Argentina
Main activity	Investment	Investment
% of ownership interest held	70.00%	70.00%
% of ownership interest held by non-controlling interests	30.00%	30.00%
Emprendimiento Recoleta S.A. [Member]
Statement [Line Items]
Place of business	Argentina	Argentina
Main activity	Real estate	Real estate
% of ownership interest held	53.68%	53.68%
% of ownership interest held by non-controlling interests	46.32%	46.32%
Entretenimiento Universal S.A. [Member]
Statement [Line Items]
Place of business	Argentina	Argentina
Main activity	Event organization and others	Event organization and others
% of ownership interest held	98.75%	98.75%
% of ownership interest held by non-controlling interests	1.25%	1.25%
Fibesa S.A. [Member]
Statement [Line Items]
Place of business	Argentina	Argentina
Main activity	Mandatory	Mandatory
% of ownership interest held	100.00%	100.00%
Centro de Entretenimientos La Plata SA [Member]
Statement [Line Items]
Place of business	Argentina	Argentina
Main activity	Real estate	Real estate
% of ownership interest held	100.00%	100.00%
We Are Appa S.A. (ex Pareto S.A.) [Member]
Statement [Line Items]
Place of business	Argentina	Argentina
Main activity	Design and software development	Design and software development
% of ownership interest held	93.63%	69.96%
% of ownership interest held by non-controlling interests	6.37%	30.04%